Commitments and Contingencies - Schedule of Aggregate Commitments (Details) - EUR (€) € in Thousands	Mar. 31, 2025	Sep. 30, 2024
Disclosure of contingent liabilities [abstract]
Purchase commitments	€ 24,722	€ 25,778
Lease payments	5,884	13,598
Total	€ 30,606	€ 39,376